Net Finance Income (Costs) - Schedule of Net Finance Income (Costs) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Net Finance Income (Costs) [Abstract]
Interest income	$ 14,994	$ 13,846
Finance income	14,994	13,846
Interest on lease arrangements	(70,582)	(2,660)
Finance cost	(70,582)	(2,660)
Net finance income (cost)	$ (55,588)	$ 11,186